Regulatory Matters (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Cash dividends paid	$ 27.8	$ 11.5	$ 100.0
Amount available to be paid as dividends without prior regulatory approval	94.7
Reserve balances required to be maintained at the Federal Reserve Bank	$ 122.2	$ 77.2
Minimum ratio of qualifying total capital to risk-weighted assets	8.00%
Tier 1 minimum ratio of qualifying total capital to risk-weighted assets	4.00%
Ratios required for the banks to be well capitalized, Total Capital to Risk-Weighted Assets	10.00%
Ratios required for the banks to be well capitalized, Tier1 Capital to Risk-Weighted Assets	6.00%
Ratios required for the banks to be well capitalized, Tier 1 Leverage Ratio	5.00%
Tier 1 Capital to total assets	9.40%	10.10%
Strong Bank Holding Companies [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Tier 1 Capital to total assets	3.00%
Other Banking Holding Companies [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Tier 1 Capital to total assets	4.00%